OTHER FINANCIAL LIABILITIES - Schedule of currency balances of interest bearing loans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total	$ 8,088,526	$ 7,150,451	$ 6,936,188	$ 6,781,880
Interest Bearing Loans
Disclosure of detailed information about borrowings [line items]
Total	4,295,665	3,787,870
Chilean Peso | Interest Bearing Loans
Disclosure of detailed information about borrowings [line items]
Total	165,158	147,716
US Dollar | Interest Bearing Loans
Disclosure of detailed information about borrowings [line items]
Total	$ 4,130,507	$ 3,640,154